Business Combination - Travel.Co.In Limited - Cash Flows, Intangible Assets and Goodwill (Details) - TCIL - INR (₨) ₨ in Thousands		12 Months Ended
	Feb. 08, 2019	Mar. 31, 2019
Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	₨ 4,828
Cash paid	(58,276)
Net cash flow on acquisition	(53,448)
Values and lives of intangibles recognised on acquisition:
Total Intangibles	7,764
Changes in goodwill
Goodwill at beginning of year		₨ 961,186
Acquisition of a subsidiary		53,913
Goodwill at end of year	₨ 53,913	₨ 1,015,099
Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	4 years
Total Intangibles	₨ 5,654
Non compete agreements
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	5 years
Total Intangibles	₨ 2,110